ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Cash and Government Securities (Detail) - Banco de Galicia y Buenos Aires S.A.U. - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of restricted assets [line items]
For transactions in ROFEX, MAE and BYMA	$ 102,567,335	$ 145,554,111
For appraisals from repo transactions	5,367,079	5,278,492
For debit / credit cards transactions	67,788,811	44,088,917
For attachments	10,009	20,874
Liquid offsetting entry required to operate as CNV agent	1,904,249	1,524,557
Guarantees for the Regional Economies Competitiveness Program	211,195	273,479
For other transactions (includes guarantees linked to rental contracts)	211,547	373,201
Repurchase Transaction | Government Securities | Currency Forward Purchases
Disclosure of restricted assets [line items]
Notional amount	48,303,707	47,506,425
For surety guarantees	$ 695,248,595	$ 342,400,067